Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
ALLOWANCE FOR DOUBTFUL ACCOUNTS

NOTE 3—ALLOWANCE FOR DOUBTFUL ACCOUNTS

Following is a summary of activity in the allowance for doubtful accounts:

	2018	2017
Balance at beginning of period	$14,001	$-
Provisions for losses	15,000	30,000
Accounts charged-off	-	(15,999)
Balance at end of period	$29,001	$14,001